Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 95.1%
		Communication Services - 2.5%
82		AdTheorent Holding Company, Inc. (a)		$144
462		Advantage Solutions, Inc. (a)		878
173		AMC Networks, Inc. - Class A (a)		1,957
70		Anterix, Inc. (a)		2,286
64		Arena Group Holdings, Inc. (a)		269
64		ATN International, Inc.		2,402
738		Audacy, Inc. (a)		42
131		Bandwidth, Inc. - Class A (a)		1,559
122		Boston Omaha Corporation - Class A (a)		2,328
414		Bumble, Inc. - Class A (a)		6,334
196		Cardlytics, Inc. (a)		1,013
556		Cargurus, Inc. (a)		10,447
397		Cars.com, Inc. (a)		7,007
617		Charge Enterprises, Inc. (a)		563
599		Cinemark Holdings, Inc. (a)		9,589
2,120		Clear Channel Outdoor Holdings, Inc. (a)		2,608
246		Cogent Communications Holdings, Inc.		15,134
443		Consolidated Communications Holdings, Inc. (a)		1,617
107		Cumulus Media, Inc. - Class A (a)		345
6		Daily Journal Corporation (a)		1,769
226		DHI Group, Inc. (a)		827
217		EchoStar Corporation - Class A (a)		3,422
355		Entravision Communications Corporation - Class A		1,466
421		Eventbrite, Inc. - Class A (a)		3,056
112		EverQuote, Inc. - Class A (a)		1,020
312		EW Scripps Company - Class A (a)		2,459
782		fuboTV, Inc. (a)		1,212
48		Gambling.com Group, Ltd. (a)		487
814		Gannett Company, Inc. (a)		1,807
3,675		Globalstar, Inc. (a)		4,190
333		Gogo, Inc. (a)		5,012
497		Gray Television, Inc.		3,494
118		IDT Corporation - Class B (a)		3,586
644		iHeartMedia, Inc. - Class A (a)		1,526
285		IMAX Corporation (a)		4,942
110		Innovid Corporation (a)		136
98		Integral Ad Science Holding Corporation (a)		1,853
694		Iridium Communications, Inc.		41,668
259		John Wiley & Sons, Inc. - Class A		9,323
182		KORE Group Holdings, Inc. (a)		288
23		Leafly Holdings, Inc. (a)		7
245		Liberty Latin America, Ltd. - Class A (a)		1,793
947		Liberty Latin America, Ltd. - Class C (a)		6,913
60		Liberty Media Corporation-Liberty Braves - Class A (a)		2,242
213		Liberty Media Corporation-Liberty Braves - Class C (a)		7,813
312		Lions Gate Entertainment Corporation - Class A (a)		3,214
652		Lions Gate Entertainment Corporation - Class B (a)		6,318
150		Madison Square Garden Entertainment Corporation (a)		5,264
705		Magnite, Inc. (a)		8,375
122		Marcus Corporation		1,864
108		MediaAlpha, Inc. - Class A (a)		953
122		Ooma, Inc. (a)		1,625
42		Outbrain, Inc. (a)		194
409		Playstudios, Inc. (a)		1,853
218		PubMatic, Inc. - Class A (a)		3,826
273		QuinStreet, Inc. (a)		2,517
501		Quotient Technology, Inc. (a)		1,353
340		Radius Global Infrastructure, Inc. - Class A (a)		5,032
104		Reservoir Media, Inc. (a)		677
150		Scholastic Corporation		6,372
284		Shenandoah Telecommunications Company		5,389
122		Shutterstock, Inc.		6,072
259		Sinclair Broadcast Group, Inc. - Class A		3,983
1,479		Skillz, Inc. (a)		692
150		Sphere Entertainment Company (a)		3,581
326		Stagwell, Inc. (a)		2,021
150		TechTarget, Inc. (a)		5,211
1,302		TEGNA, Inc.		20,167
582		Telephone and Data Systems, Inc.		3,888
42		Thryv Holdings, Inc. (a)		979
529		TrueCar, Inc. (a)		1,196
84		United States Cellular Corporation (a)		1,201
46		Urban One, Inc. - Class A (a)		288
66		Urban One, Inc. - Class D (a)		377
745		Vimeo, Inc. (a)		2,734
59		Vinco Ventures, Inc. (a)		128
130		Vivid Seats, Inc. - Class A (a)		950
119		Wejo Group, Ltd. (a)		10
312		WideOpenWest, Inc. (a)		2,371
393		Yelp, Inc. (a)		13,166
245		Ziff Davis, Inc. (a)		14,465
400		ZipRecruiter, Inc. - Class A (a)		6,188
				323,327
		Consumer Discretionary - 11.0%
155		1-800-Flowers.com, Inc. - Class A (a)		1,259
35		1stdibs.com, Inc. (a)		133
421		2U, Inc. (a)		1,684
183		Aaron’s Company, Inc.		2,240
344		Abercrombie & Fitch Company - Class A (a)		10,674
456		Academy Sports & Outdoors, Inc.		22,326
331		Accel Entertainment, Inc. (a)		3,088
203		Acushnet Holdings Corporation		9,086
569		Adient plc (a)		19,170
284		Adtalem Global Education, Inc. (a)		11,786
58		aka Brands Holding Corporation (a)		23
455		Allbirds, Inc. - Class A (a)		537
687		American Axle & Manufacturing Holdings, Inc. (a)		4,637
901		American Eagle Outfitters, Inc.		9,163
113		American Public Education, Inc. (a)		566
36		America’s Car-Mart, Inc./TX (a)		2,935
463		AMMO, Inc. (a)		815
707		Arko Corporation		5,126
140		Asbury Automotive Group, Inc. (a)		29,274
156		Aterian, Inc. (a)		91
178		Bally’s Corporation (a)		2,419
276		BARK, Inc. (a)		287
538		Beachbody Company, Ltd. (a)		261
165		Beazer Homes USA, Inc. (a)		3,345
127		Big 5 Sporting Goods Corporation		960
187		Big Lots, Inc.		939
4		Biglari Holdings, Inc. - Class B (a)		824
128		BJ’s Restaurants, Inc. (a)		3,812
518		Bloomin’ Brands, Inc.		12,375
84		Bluegreen Vacations Holding Corporation		2,401
172		Boot Barn Holdings, Inc. (a)		11,631
208		Bowlero Corporation (a)		2,384
260		Brinker International, Inc. (a)		9,511
183		Buckle, Inc.		5,620
86		Build-A-Bear Workshop, Inc.		1,563
224		Caleres, Inc.		3,866
249		Camping World Holdings, Inc. - Class A		6,711
663		Canoo, Inc. (a)		369
259		CarParts.com, Inc. (a)		1,080
88		Carriage Services, Inc.		2,302
116		Cato Corporation - Class A		935
56		Cavco Industries, Inc. (a)		13,943
947		Cenntro Electric Group, Ltd. (a)		286
158		Century Casinos, Inc. (a)		1,073
172		Century Communities, Inc.		10,944
266		Cheesecake Factory, Inc.		8,334
712		Chegg, Inc. (a)		6,394
691		Chico’s FAS, Inc. (a)		3,137
84		Children’s Place, Inc. (a)		1,263
115		Chuy’s Holdings, Inc. (a)		4,237
47		Citi Trends, Inc. (a)		687
159		Clarus Corporation		1,315
104		Conn’s, Inc. (a)		422
178		Container Store Group, Inc. (a)		438
101		ContextLogic, Inc. - Class A (a)		705
428		Coursera, Inc. (a)		5,418
138		Cracker Barrel Old Country Store, Inc.		13,527
342		Crocs, Inc. (a)		38,399
869		Dana, Inc.		11,184
231		Dave & Buster’s Entertainment, Inc. (a)		7,427
357		Denny’s Corporation (a)		3,952
355		Designer Brands, Inc. - Class A		2,226
315		Destination XL Group, Inc. (a)		1,310
34		Dillard’s, Inc. - Class A		9,360
90		Dine Brands Global, Inc.		5,385
158		Dorman Products, Inc. (a)		12,964
112		Dream Finders Homes, Inc. - Class A (a)		2,076
71		Duluth Holdings, Inc. - Class B (a)		383
124		Duolingo, Inc. (a)		18,547
108		El Pollo Loco Holdings, Inc.		987
271		Ermenegildo Zegna NV		3,084
131		Ethan Allen Interiors, Inc.		3,279
77		European Wax Center, Inc. - Class A (a)		1,334
470		Everi Holdings, Inc. (a)		6,533
336		EVgo, Inc. (a)		1,331
344		Express, Inc. (a)		196
119		F45 Training Holdings, Inc. (a)		121
325		Faraday Future Intelligent Electric, Inc. (a)		80
71		First Watch Restaurant Group, Inc. (a)		1,253
967		Fisker, Inc. (a)		6,073
466		Foot Locker, Inc.		11,799
280		Fossil Group, Inc. (a)		568
250		Fox Factory Holding Corporation (a)		22,230
166		Franchise Group, Inc.		4,831
458		Frontdoor, Inc. (a)		14,120
201		Full House Resorts, Inc. (a)		1,427
145		Funko, Inc. - Class A (a)		1,769
87		Genesco, Inc. (a)		1,569
189		Gentherm, Inc. (a)		10,387
260		G-III Apparel Group, Ltd. (a)		4,181
96		Golden Entertainment, Inc. (a)		4,045
1,577		Goodyear Tire & Rubber Company (a)		21,652
748		GoPro, Inc. - Class A (a)		3,142
22		Graham Holdings Company - Class B		12,425
180		Green Brick Partners, Inc. (a)		8,617
105		Group 1 Automotive, Inc.		23,468
127		Groupon, Inc. (a)		686
331		GrowGeneration Corporation (a)		1,225
238		Guess?, Inc.		4,572
101		Haverty Furniture Companies, Inc.		2,665
142		Helen of Troy, Ltd. (a)		13,672
89		Hibbett, Inc.		3,206
491		Hilton Grand Vacations, Inc. (a)		20,989
282		Holley, Inc. (a)		835
31		Hovnanian Enterprises, Inc. - Class A (a)		2,603
60		Inspirato, Inc. (a)		57
127		Inspired Entertainment, Inc. (a)		1,744
141		Installed Building Products, Inc.		14,740
550		International Game Technology plc		13,492
158		iRobot Corporation (a)		5,601
128		Jack in the Box, Inc.		11,080
71		JOANN, Inc. (a)		111
32		Johnson Outdoors, Inc. - Class A		1,816
474		KB Home		20,538
316		Kontoor Brands, Inc.		12,375
142		Krispy Kreme, Inc.		2,121
20		Kura Sushi USA, Inc. - Class A (a)		1,630
84		Lands’ End, Inc. (a)		527
56		Landsea Homes Corporation (a)		403
178		Latham Group, Inc. (a)		641
568		Laureate Education, Inc.		6,873
245		La-Z-Boy, Inc.		6,546
136		LCI Industries		14,693
42		Legacy Housing Corporation (a)		800
122		LGI Homes, Inc. (a)		13,880
217		Life Time Group Holdings, Inc. (a)		4,125
70		Lifetime Brands, Inc.		343
557		Light & Wonder, Inc. (a)		32,467
164		Lindblad Expeditions Holdings, Inc. (a)		1,555
150		LL Flooring Holdings, Inc. (a)		675
57		Lordstown Motors Corporation - Class A (a)		193
56		Lovesac Company (a)		1,180
28		Lulu’s Fashion Lounge Holdings, Inc. (a)		68
1,289		Luminar Technologies, Inc. (a)		8,778
164		M/I Homes, Inc. (a)		11,590
122		Malibu Boats, Inc. - Class A (a)		6,399
42		Marine Products Corporation		642
126		MarineMax, Inc. (a)		3,575
108		MasterCraft Boat Holdings, Inc. (a)		2,862
326		MDC Holdings, Inc.		13,131
217		Meritage Homes Corporation		25,027
284		Modine Manufacturing Company (a)		7,750
70		Monarch Casino & Resort, Inc.		4,542
178		Monro, Inc.		7,364
108		Motorcar Parts of America, Inc. (a)		595
84		Movado Group, Inc.		2,138
4		Mullen Automotive, Inc. (a)		3
136		Murphy USA, Inc.		37,592
490		National Vision Holdings, Inc. (a)		12,373
56		NEOGAMES SA (a)		1,527
273		Nerdy, Inc. (a)		707
217		Noodles & Company (a)		727
273		ODP Corporation (a)		10,936
108		ONE Group Hospitality, Inc. (a)		762
298		OneSpaWorld Holdings, Ltd. (a)		3,108
56		OneWater Marine, Inc. - Class A (a)		1,556
259		Overstock.com, Inc. (a)		4,850
94		Oxford Industries, Inc.		9,394
178		Papa John’s International, Inc.		12,480
150		Patrick Industries, Inc.		9,830
379		Perdoceo Education Corporation (a)		4,468
108		PetMed Express, Inc.		1,602
150		PLBY Group, Inc. (a)		227
122		Portillo’s, Inc. - Class A (a)		2,449
326		Purple Innovation, Inc.		1,128
2,214		Qurate Retail, Inc. - Series A (a)		1,838
42		RCI Hospitality Holdings, Inc.		3,034
463		RealReal, Inc. (a)		590
326		Red Rock Resorts, Inc. - Class A		14,862
94		Rent the Runway, Inc. - Class A (a)		189
203		Revolve Group, Inc. (a)		3,090
28		Rocky Brands, Inc.		535
492		Rover Group, Inc. (a)		2,288
53		RumbleON, Inc. - Class B (a)		579
284		Rush Street Interactive, Inc. (a)		852
178		Ruth’s Hospitality Group, Inc.		3,815
1,646		Sabre Corporation (a)		5,103
638		Sally Beauty Holdings, Inc. (a)		7,184
284		SeaWorld Entertainment, Inc. (a)		15,836
203		Shake Shack, Inc. - Class A (a)		13,433
94		Shoe Carnival, Inc.		1,840
298		Signet Jewelers, Ltd.		18,920
298		Skyline Champion Corporation (a)		17,323
136		Sleep Number Corporation (a)		2,467
245		Smith & Wesson Brands, Inc.		2,874
70		Snap One Holdings Corporation (a)		618
287		Solid Power, Inc. (a)		629
72		Solo Brands, Inc. - Class A (a)		297
261		Sonder Holdings, Inc. (a)		185
122		Sonic Automotive, Inc. - Class A		5,056
663		Sonos, Inc. (a)		9,633
273		Sportsman’s Warehouse Holdings, Inc. (a)		1,237
122		Standard Motor Products, Inc.		4,309
463		Steven Madden, Ltd.		14,450
557		Stitch Fix, Inc. - Class A (a)		2,000
150		Stoneridge, Inc. (a)		2,454
136		Strategic Education, Inc.		10,732
245		Stride, Inc. (a)		9,900
94		Sturm Ruger & Company, Inc.		4,847
70		Superior Group of Companies, Inc.		609
78		Sweetgreen, Inc. - Class A (a)		743
136		Target Hospitality Corporation (a)		1,922
691		Taylor Morrison Home Corporation (a)		29,319
393		Texas Roadhouse, Inc.		42,404
318		ThredUp, Inc. - Class A (a)		658
202		Tile Shop Holdings, Inc. (a)		1,063
122		Tilly’s, Inc. - Class A (a)		952
667		Topgolf Callaway Brands Corporation (a)		11,385
73		Torrid Holdings, Inc. (a)		166
138		Traeger, Inc. (a)		509
638		Tri Pointe Homes, Inc. (a)		18,636
273		Tupperware Brands Corporation (a)		243
70		Udemy, Inc. (a)		700
70		Unifi, Inc. (a)		505
70		Universal Electronics, Inc. (a)		565
178		Universal Technical Institute, Inc. (a)		1,145
354		Upbound Group, Inc.		10,588
393		Urban Outfitters, Inc. (a)		12,112
249		Vacasa, Inc. - Class A (a)		191
326		Vista Outdoor, Inc. (a)		8,681
150		Visteon Corporation (a)		20,037
330		Vizio Holding Corporation - Class A (a)		2,155
326		Vuzix Corporation (a)		1,637
459		Warby Parker, Inc. - Class A (a)		5,054
32		Weyco Group, Inc.		868
164		Wingstop, Inc.		32,694
14		Winmark Corporation		4,564
189		Winnebago Industries, Inc.		10,515
473		Wolverine World Wide, Inc.		6,329
705		Workhorse Group, Inc. (a)		593
312		WW International, Inc. (a)		2,047
94		XPEL, Inc. (a)		6,474
42		Xponential Fitness, Inc. - Class A (a)		1,113
122		Zumiez, Inc. (a)		1,961
				1,417,020
		Consumer Staples - 3.5%
922		22nd Century Group, Inc. (a)		572
35		Alico, Inc.		810
183		Andersons, Inc.		7,139
426		AppHarvest, Inc. (a)		196
386		B&G Foods, Inc.		4,945
463		Beauty Health Company (a)		3,723
233		BellRing Brands, Inc. (a)		8,532
801		Benson Hill, Inc. (a)		953
284		Beyond Meat, Inc. (a)		2,883
140		BRC, Inc. - Class A (a)		755
98		Calavo Growers, Inc.		3,168
246		Cal-Maine Foods, Inc.		11,697
314		Celsius Holdings, Inc. (a)		39,417
58		Central Garden & Pet Company (a)		2,105
235		Central Garden & Pet Company - Class A (a)		8,072
182		Chefs’ Warehouse, Inc. (a)		5,662
23		Coca-Cola Consolidated, Inc.		15,220
189		Duckhorn Portfolio, Inc. (a)		2,463
315		Edgewell Personal Care Company		12,269
282		elf Beauty, Inc. (a)		29,335
402		Energizer Holdings, Inc.		13,105
204		Fresh Del Monte Produce, Inc.		5,377
414		Hain Celestial Group, Inc. (a)		5,055
569		Herbalife, Ltd. (a)		6,737
207		HF Foods Group, Inc. (a)		745
471		Honest Company, Inc. (a)		692
758		Hostess Brands, Inc. (a)		18,859
82		Ingles Markets, Inc. - Class A		6,582
102		Inter Parfums, Inc.		12,810
86		J & J Snack Foods Corporation		13,240
50		John B Sanfilippo & Son, Inc.		5,812
108		Lancaster Colony Corporation		21,230
150		Lifecore Biomedical, Inc. (a)		1,229
94		Local Bounti Corporation (a)		41
70		Medifast, Inc.		5,509
84		MGP Ingredients, Inc.		7,985
231		Mission Produce, Inc. (a)		2,818
141		National Beverage Corporation (a)		6,968
56		Natural Grocers by Vitamin Cottage, Inc.		619
56		Nature’s Sunshine Products, Inc. (a)		626
284		Nu Skin Enterprises, Inc. - Class A		9,466
136		PriceSmart, Inc.		9,857
908		Primo Water Corporation		11,686
298		Rite Aid Corporation (a)		533
28		Seneca Foods Corporation - Class A (a)		1,295
487		Simply Good Foods Company (a)		17,625
136		Sovos Brands, Inc. (a)		2,583
203		SpartanNash Company		4,649
663		Sprouts Farmers Market, Inc. (a)		22,912
510		SunOpta, Inc. (a)		3,432
259		Tattooed Chef, Inc. (a)		141
42		Thorne HealthTech, Inc. (a)		186
85		Tootsie Roll Industries, Inc.		3,321
298		TreeHouse Foods, Inc. (a)		14,110
84		Turning Point Brands, Inc.		1,759
284		United Natural Foods, Inc. (a)		7,586
136		Universal Corporation/VA		7,011
70		USANA Health Sciences, Inc. (a)		4,247
326		Utz Brands, Inc.		5,363
842		Vector Group, Ltd.		9,860
354		Veru, Inc. (a)		350
42		Village Super Market, Inc. - Class A		872
177		Vintage Wine Estates, Inc. (a)		200
57		Vita Coco Company, Inc. (a)		1,521
136		Vital Farms, Inc. (a)		1,971
70		WD-40 Company		13,276
94		Weis Markets, Inc.		5,597
225		Whole Earth Brands, Inc. (a)		650
				458,014
		Energy - 5.6%
179		Aemetis, Inc. (a)		854
201		Amplify Energy Corporation (a)		1,367
86		Arch Resources, Inc.		8,888
800		Archrock, Inc.		7,200
198		Ardmore Shipping Corporation		2,319
15		Battalion Oil Corporation (a)		92
402		Berry Corporation		2,533
876		Borr Drilling, Ltd. (a)		6,001
122		Bristow Group, Inc. (a)		2,983
312		Cactus, Inc. - Class A		9,853
506		California Resources Corporation		18,995
277		Callon Petroleum Company (a)		8,485
42		Centrus Energy Corporation - Class A (a)		1,239
1,197		ChampionX Corporation		30,236
234		Chord Energy Corporation		33,470
260		Civitas Resources, Inc.		17,368
912		Clean Energy Fuels Corporation (a)		3,666
1,274		CNX Resources Corporation (a)		19,683
544		Comstock Resources, Inc.		5,070
186		CONSOL Energy, Inc.		10,037
184		Crescent Energy Company - Class A		1,731
165		CVR Energy, Inc.		3,863
382		Delek US Holdings, Inc.		8,412
302		Denbury, Inc. (a)		27,230
836		DHT Holdings, Inc.		6,429
581		Diamond Offshore Drilling, Inc. (a)		6,362
108		DMC Global, Inc. (a)		1,752
164		Dorian LPG, Ltd.		3,785
210		Dril-Quip, Inc. (a)		4,694
155		Earthstone Energy, Inc. - Class A (a)		1,862
38		Empire Petroleum Corporation (a)		359
866		Energy Fuels, Inc./Canada (a)		5,092
2,401		Equitrans Midstream Corporation		20,481
92		Excelerate Energy, Inc. - Class A		1,708
245		Expro Group Holdings NV (a)		4,065
157		FLEX LNG, Ltd.		4,677
698		Frontline plc		9,863
1,229		Gevo, Inc. (a)		1,585
560		Golar LNG, Ltd. (a)		11,519
282		Green Plains, Inc. (a)		8,178
72		Gulfport Energy Corporation (a)		6,985
804		Helix Energy Solutions Group, Inc. (a)		5,049
591		Helmerich & Payne, Inc.		18,250
31		HighPeak Energy, Inc.		383
276		International Seaways, Inc.		9,950
35		Kinetik Holdings, Inc.		1,139
2,548		Kosmos Energy, Ltd. (a)		15,186
487		Liberty Energy, Inc.		5,717
800		Magnolia Oil & Gas Corporation - Class A		15,464
596		Matador Resources Company		26,205
828		Murphy Oil Corporation		28,813
28		Nabors Industries, Ltd. (a)		2,344
23		NACCO Industries, Inc. - Class A		723
515		Newpark Resources, Inc. (a)		1,782
150		NextDecade Corporation (a)		833
908		NexTier Oilfield Solutions, Inc. (a)		6,846
203		Noble Corporation plc (a)		7,661
880		Nordic American Tankers, Ltd.		3,089
284		Northern Oil and Gas, Inc.		8,494
568		Oceaneering International, Inc. (a)		8,696
340		Oil States International, Inc. (a)		2,162
259		Par Pacific Holdings, Inc. (a)		5,522
975		Patterson-UTI Energy, Inc.		9,497
596		PBF Energy, Inc. - Class A		21,939
488		Peabody Energy Corporation		8,862
1,046		Permian Resources Corporation		9,759
92		ProFrac Holding Corporation - Class A (a)		1,032
473		ProPetro Holding Corporation (a)		3,155
122		Ranger Oil Corporation - Class A		4,484
84		REX American Resources Corporation (a)		2,767
164		Riley Exploration Permian, Inc.		5,489
505		Ring Energy, Inc. (a)		859
368		RPC, Inc.		2,447
174		SandRidge Energy, Inc.		2,344
245		Scorpio Tankers, Inc.		11,214
326		Select Water Solutions, Inc.		2,367
705		SFL Corporation, Ltd.		6,049
67		SilverBow Resources, Inc. (a)		1,600
322		Sitio Royalties Corporation - Class A		8,205
638		SM Energy Company		16,773
164		Solaris Oilfield Infrastructure, Inc. - Class A		1,202
217		Talos Energy, Inc. (a)		2,671
393		Teekay Corporation (a)		2,205
122		Teekay Tankers, Ltd. - Class A		4,408
2,168		Tellurian, Inc. (a)		2,623
691		TETRA Technologies, Inc. (a)		1,797
217		Tidewater, Inc. (a)		9,724
1,354		Uranium Energy Corporation (a)		3,507
1,003		Ur-Energy, Inc. (a)		902
407		US Silica Holdings, Inc. (a)		4,611
340		VAALCO Energy, Inc.		1,312
347		Valaris, Ltd. (a)		20,032
295		Vertex Energy, Inc. (a)		1,909
56		Vital Energy, Inc. (a)		2,323
529		W&T Offshore, Inc. (a)		2,047
437		Weatherford International plc (a)		24,664
360		World Fuel Services Corporation		8,233
				718,291
		Financials - 15.1%
94		1st Source Corporation		3,866
47		ACNB Corporation		1,384
71		AFC Gamma, Inc.		814
86		Alerus Financial Corporation		1,434
77		Amalgamated Financial Corporation		1,095
101		A-Mark Precious Metals, Inc.		3,421
262		Ambac Financial Group, Inc. (a)		3,650
165		Amerant Bancorp, Inc.		2,912
477		American Equity Investment Life Holding Company		18,817
59		American National Bankshares, Inc.		1,695
397		Ameris Bancorp		12,529
117		AMERISAFE, Inc.		5,974
44		Angel Oak Mortgage REIT, Inc.		323
816		Apollo Commercial Real Estate Finance, Inc.		8,233
834		Arbor Realty Trust, Inc.		10,518
249		Ares Commercial Real Estate Corporation		2,288
185		Argo Group International Holdings, Ltd.		5,422
519		ARMOUR Residential REIT, Inc.		2,605
85		Arrow Financial Corporation		1,550
348		Artisan Partners Asset Management, Inc. - Class A		11,136
112		AssetMark Financial Holdings, Inc. (a)		3,145
863		Associated Banc-Corp		12,781
9		Associated Capital Group, Inc. - Class A		333
439		Atlantic Union Bankshares Corporation		11,221
29		Atlanticus Holdings Corporation (a)		1,014
282		Avantax, Inc. (a)		5,967
154		AvidXchange Holdings, Inc. (a)		1,492
342		Axos Financial, Inc. (a)		12,934
108		B Riley Financial, Inc.		3,907
282		Bakkt Holdings, Inc. (a)		400
317		Banc of California, Inc.		3,389
100		BancFirst Corporation		8,457
184		Banco Latinoamericano de Comercio Exterior SA		3,586
312		Bancorp, Inc. (a)		9,628
36		Bank First Corporation		2,740
92		Bank of Marin Bancorp		1,488
284		Bank of NT Butterfield & Son, Ltd.		7,120
530		BankUnited, Inc.		10,028
32		Bankwell Financial Group, Inc.		731
203		Banner Corporation		8,784
88		Bar Harbor Bankshares		2,079
71		BayCom Corporation		1,151
80		BCB Bancorp, Inc.		849
291		Berkshire Hills Bancorp, Inc.		5,951
1,872		BGC Partners, Inc. - Class A		7,619
924		Blackstone Mortgage Trust, Inc. - Class A		16,809
170		Blue Foundry Bancorp (a)		1,581
102		Blue Ridge Bankshares, Inc.		886
273		Bread Financial Holdings, Inc.		7,693
122		Bridgewater Bancshares, Inc. (a)		1,050
4		Bright Health Group, Inc. (a)		37
357		Brightsphere Investment Group, Inc.		7,672
484		BrightSpire Capital, Inc.		2,865
550		Brookline Bancorp, Inc.		4,521
272		BRP Group, Inc. - Class A (a)		5,456
116		Business First Bancshares, Inc.		1,690
144		Byline Bancorp, Inc.		2,552
1,102		Cadence Bank		19,792
43		Cambridge Bancorp		2,173
82		Camden National Corporation		2,420
470		Cannae Holdings, Inc. (a)		9,236
347		Cantaloupe, Inc. (a)		2,134
48		Capital Bancorp, Inc.		816
75		Capital City Bank Group, Inc.		2,255
767		Capitol Federal Financial, Inc.		4,587
118		Capstar Financial Holdings, Inc.		1,422
154		Carter Bankshares, Inc. (a)		2,171
82		Cass Information Systems, Inc.		3,167
438		Cathay General Bancorp		12,807
159		Central Pacific Financial Corporation		2,323
36		Chicago Atlantic Real Estate Finance, Inc.		523
1,351		Chimera Investment Corporation		6,512
89		Citizens & Northern Corporation		1,707
88		City Holding Company		7,585
85		Civista Bancshares, Inc.		1,273
513		Claros Mortgage Trust, Inc.		5,351
94		CNB Financial Corporation/PA		1,561
726		CNO Financial Group, Inc.		15,761
50		Coastal Financial Corporation/WA (a)		1,711
150		Cohen & Steers, Inc.		8,162
93		Colony Bankcorp, Inc.		865
225		Columbia Financial, Inc. (a)		3,634
313		Community Bank System, Inc.		15,475
90		Community Trust Bancorp, Inc.		3,033
308		Compass Diversified Holdings		6,043
222		ConnectOne Bancorp, Inc.		3,015
84		Consumer Portfolio Services, Inc. (a)		975
96		Crawford & Company - Class A		948
274		CrossFirst Bankshares, Inc. (a)		2,641
119		Curo Group Holdings Corporation		129
169		Customers Bancorp, Inc. (a)		3,890
770		CVB Financial Corporation		9,248
18		Diamond Hill Investment Group, Inc.		2,858
201		Dime Community Bancshares, Inc.		3,256
86		Donegal Group, Inc. - Class A		1,237
168		Donnelley Financial Solutions, Inc. (a)		7,451
213		Dynex Capital, Inc.		2,394
190		Eagle Bancorp, Inc.		3,787
1,017		Eastern Bankshares, Inc.		11,034
142		eHealth, Inc. (a)		950
313		Ellington Financial, Inc.		3,925
168		Employers Holdings, Inc.		6,075
86		Enact Holdings, Inc.		2,093
168		Encore Capital Group, Inc. (a)		7,236
211		Enova International, Inc. (a)		9,816
71		Enstar Group, Ltd. (a)		16,712
57		Enterprise Bancorp, Inc./MA		1,515
206		Enterprise Financial Services Corporation		8,368
77		Equity Bancshares, Inc. - Class A		1,720
36		Esquire Financial Holdings, Inc.		1,524
651		Essent Group, Ltd.		28,754
356		EVERTEC, Inc.		12,275
294		EZCORP, Inc. - Class A (a)		2,452
68		Farmers & Merchants Bancorp, Inc./Archbold OH		1,353
182		Farmers National Banc Corporation		2,144
193		FB Financial Corporation		5,145
50		Federal Agricultural Mortgage Corporation - Class C		6,691
562		Federated Hermes, Inc.		19,350
112		Finance Of America Companies, Inc. - Class A (a)		159
91		Financial Institutions, Inc.		1,430
60		First Bancorp, Inc.		1,422
1,197		First BanCorp/Puerto Rico		13,359
203		First Bancorp/Southern Pines NC		6,110
119		First Bancshares, Inc.		3,099
92		First Bank/Hamilton NJ		944
302		First Busey Corporation		5,647
46		First Business Financial Services, Inc.		1,231
548		First Commonwealth Financial Corporation		6,932
100		First Community Bankshares, Inc.		2,666
557		First Financial Bancorp		10,561
758		First Financial Bankshares, Inc.		19,632
56		First Financial Corporation/IN		1,817
236		First Foundation, Inc.		916
34		First Guaranty Bancshares, Inc.		449
56		First Internet Bancorp		688
519		First Interstate BancSystem, Inc. - Class A		11,444
330		First Merchants Corporation		8,729
98		First Mid Bancshares, Inc.		2,351
138		First of Long Island Corporation		1,409
43		First Western Financial, Inc. (a)		732
232		FirstCash Holdings, Inc.		22,860
71		Five Star Bancorp		1,358
173		Flushing Financial Corporation		2,015
356		Flywire Corporation (a)		10,694
347		Focus Financial Partners, Inc. - Class A (a)		18,075
211		Franklin BSP Realty Trust, Inc.		2,846
925		Fulton Financial Corporation		10,323
82		FVCBankcorp, Inc. (a)		838
261		GCM Grosvenor, Inc. - Class A		1,801
3,010		Genworth Financial, Inc. - Class A (a)		16,104
143		German American Bancorp, Inc.		3,947
652		Glacier Bancorp, Inc.		18,791
103		Goosehead Insurance, Inc. - Class A (a)		5,684
315		Granite Point Mortgage Trust, Inc.		1,471
59		Great Southern Bancorp, Inc.		2,869
318		Green Dot Corporation - Class A (a)		5,797
36		Greene County Bancorp, Inc.		963
155		Greenlight Capital Re, Ltd. - Class A (a)		1,490
48		Guaranty Bancshares, Inc./TX		1,159
213		Hamilton Lane, Inc. - Class A		14,465
508		Hancock Whitney Corporation		18,557
183		Hanmi Financial Corporation		2,635
450		Hannon Armstrong Sustainable Infrastructure Capital, Inc.		10,590
280		HarborOne Bancorp, Inc.		2,296
60		HBT Financial, Inc.		1,056
35		HCI Group, Inc.		1,851
236		Heartland Financial USA, Inc.		6,511
347		Heritage Commerce Corporation		2,526
207		Heritage Financial Corporation/WA		3,384
368		Hilltop Holdings, Inc.		10,863
8		Hingham Institution For Savings		1,543
51		Hippo Holdings, Inc. (a)		802
45		Home Bancorp, Inc.		1,386
903		Home BancShares, Inc./AR		19,387
42		Home Point Capital, Inc. (a)		97
117		HomeStreet, Inc.		613
86		HomeTrust Bancshares, Inc.		1,685
687		Hope Bancorp, Inc.		5,510
248		Horace Mann Educators Corporation		7,452
253		Horizon Bancorp, Inc./IN		2,249
299		Houlihan Lokey, Inc.		26,106
126		I3 Verticals, Inc. - Class A (a)		2,879
268		Independent Bank Corporation		11,830
118		Independent Bank Corporation/MI		1,929
207		Independent Bank Group, Inc.		6,908
316		International Bancshares Corporation		13,500
192		International Money Express, Inc. (a)		4,474
188		Invesco Mortgage Capital, Inc.		1,993
7		Investors Title Company		928
439		Jackson Financial, Inc. - Class A		12,160
220		James River Group Holdings, Ltd.		4,211
59		John Marshall Bancorp, Inc. (a)		1,202
407		Kearny Financial Corporation/MD		2,780
128		Kinsale Capital Group, Inc.		38,780
206		KKR Real Estate Finance Trust, Inc.		2,313
663		Ladder Capital Corporation		6,318
284		Lakeland Bancorp, Inc.		3,695
136		Lakeland Financial Corporation		6,831
190		Lemonade, Inc. (a)		3,348
543		LendingClub Corporation (a)		4,453
70		LendingTree, Inc. (a)		1,280
178		Live Oak Bancshares, Inc.		3,852
84		Luther Burbank Corporation (a)		722
150		Macatawa Bank Corporation		1,308
96		MarketWise, Inc. (a)		217
2,257		Marqeta, Inc. - Class A (a)		10,811
273		MBIA, Inc. (a)		2,173
84		Mercantile Bank Corporation		2,187
84		Merchants Bancorp/IN		1,920
143		Mercury General Corporation		4,291
108		Metrocity Bankshares, Inc.		1,774
56		Metropolitan Bank Holding Corporation (a)		1,585
618		MFA Financial, Inc.		6,538
84		Mid Penn Bancorp, Inc.		1,863
122		Midland States Bancorp, Inc.		2,359
84		MidWestOne Financial Group, Inc.		1,586
354		Moelis & Company - Class A		13,406
473		MoneyGram International, Inc. (a)		5,198
27		Moneylion, Inc. (a)		301
368		Mr Cooper Group, Inc. (a)		17,024
56		MVB Financial Corporation		995
164		National Bank Holdings Corporation - Class A		4,909
14		National Western Life Group, Inc. - Class A		5,223
908		Navient Corporation		13,755
245		NBT Bancorp, Inc.		8,220
94		Nelnet, Inc. - Class A		8,695
130		NerdWallet, Inc. - Class A (a)		1,222
541		New York Mortgage Trust, Inc.		5,286
45		Nexpoint Real Estate Finance, Inc.		598
42		NI Holdings, Inc. (a)		575
70		Nicolet Bankshares, Inc.		4,345
473		NMI Holdings, Inc. - Class A (a)		11,896
37		Northeast Bank		1,326
259		Northfield Bancorp, Inc.		2,650
733		Northwest Bancshares, Inc.		7,704
340		OceanFirst Financial Corporation		4,828
284		OFG Bancorp		6,890
1,728		Old National Bancorp/IN		21,462
150		Old Second Bancorp, Inc.		1,776
610		Open Lending Corporation - Class A (a)		6,185
108		Oportun Financial Corporation (a)		619
56		Oppenheimer Holdings, Inc. - Class A		2,196
70		OppFi, Inc. (a)		143
150		Orchid Island Capital, Inc.		1,496
122		Origin Bancorp, Inc.		3,471
56		Orrstown Financial Services, Inc.		1,014
596		Oscar Health, Inc. - Class A (a)		4,375
557		Pacific Premier Bancorp, Inc.		10,488
136		Palomar Holdings, Inc. (a)		7,434
84		Park National Corporation		8,295
56		Parke Bancorp, Inc.		899
185		Pathward Financial, Inc.		8,129
1,057		Payoneer Global, Inc. (a)		4,387
148		Paysafe, Ltd. (a)		1,430
65		PCB Bancorp		916
94		Peapack-Gladstone Financial Corporation		2,481
178		PennyMac Financial Services, Inc.		10,865
557		PennyMac Mortgage Investment Trust		6,483
150		Peoples Bancorp, Inc./OH		3,851
42		Peoples Financial Services Corporation		1,662
249		Perella Weinberg Partners		1,950
70		Pioneer Bancorp, Inc./NY (a)		598
94		Piper Sandler Companies		11,973
136		PJT Partners, Inc. - Class A		9,166
245		PRA Group, Inc. (a)		4,582
70		Preferred Bank/Los Angeles CA		3,228
203		Premier Financial Corporation		2,830
143		Primis Financial Corporation		1,054
56		Priority Technology Holdings, Inc. (a)		200
298		ProAssurance Corporation		3,621
379		PROG Holdings, Inc. (a)		12,367
84		Provident Bancorp, Inc.		639
449		Provident Financial Services, Inc.		7,130
84		QCR Holdings, Inc.		3,227
1,042		Radian Group, Inc.		26,613
84		RBB Bancorp		877
700		Ready Capital Corporation		7,076
14		Red River Bancshares, Inc.		688
638		Redwood Trust, Inc.		3,777
42		Regional Management Corporation		1,098
70		Remitly Global, Inc. (a)		1,284
326		Renasant Corporation		8,515
463		Repay Holdings Corporation (a)		2,931
56		Republic Bancorp, Inc./KY - Class A		2,360
248		Republic First Bancorp, Inc. (a)		327
231		RLI Corporation		28,608
44		Root, Inc./OH - Class A (a)		212
217		S&T Bancorp, Inc.		5,820
84		Safety Insurance Group, Inc.		6,117
259		Sandy Spring Bancorp, Inc.		5,423
122		Sculptor Capital Management, Inc.		1,055
375		Seacoast Banking Corporation of Florida		7,755
326		Selective Insurance Group, Inc.		31,533
786		Selectquote, Inc. (a)		1,258
284		ServisFirst Bancshares, Inc.		11,445
98		Shore Bancshares, Inc.		1,103
84		Sierra Bancorp		1,343
56		Silvercrest Asset Management Group, Inc. - Class A		1,096
733		Simmons First National Corporation - Class A		11,926
487		SiriusPoint, Ltd. (a)		4,534
1		Skyward Specialty Insurance Group, Inc. (a)		24
70		SmartFinancial, Inc.		1,477
56		South Plains Financial, Inc.		1,241
42		Southern First Bancshares, Inc. (a)		965
42		Southern Missouri Bancorp, Inc.		1,560
178		Southside Bancshares, Inc.		4,717
450		SouthState Corporation		28,133
268		Stellar Bancorp, Inc.		6,234
217		StepStone Group, Inc. - Class A		4,668
94		Sterling Bancorp, Inc./MI (a)		469
150		Stewart Information Services Corporation		6,726
136		Stock Yards Bancorp, Inc.		5,698
1,409		StoneCo, Ltd. - Class A (a)		17,654
94		StoneX Group, Inc. (a)		7,547
56		Summit Financial Group, Inc.		1,067
134		Sunlight Financial Holdings, Inc. (a)		53
20		SWK Holdings Corporation (a)		339
284		Texas Capital Bancshares, Inc. (a)		13,433
14		Third Coast Bancshares, Inc. (a)		227
122		Tiptree, Inc.		1,609
84		Tompkins Financial Corporation		4,393
393		Towne Bank/Portsmouth VA		9,133
340		TPG RE Finance Trust, Inc.		2,152
164		TriCo Bancshares		5,340
136		Triumph Financial, Inc. (a)		7,061
150		Trupanion, Inc. (a)		3,371
108		TrustCo Bank Corporation NY		2,984
368		Trustmark Corporation		7,684
487		Two Harbors Investment Corporation		6,058
245		UMB Financial Corporation		13,877
786		United Bankshares, Inc./WV		23,123
606		United Community Banks, Inc./GA		13,702
122		United Fire Group, Inc.		2,621
39		Unity Bancorp, Inc.		887
150		Universal Insurance Holdings, Inc.		2,153
164		Univest Financial Corporation		2,908
61		USCB Financial Holdings, Inc. (a)		605
2,344		Valley National Bancorp		17,299
136		Value Line, Inc.		6,242
250		Velocity Financial, Inc. (a)		2,243
284		Veritex Holdings, Inc.		4,905
90		Victory Capital Holdings, Inc. - Class A		2,787
42		Virtus Investment Partners, Inc.		8,013
164		Walker & Dunlop, Inc.		12,003
379		Washington Federal, Inc.		9,858
94		Washington Trust Bancorp, Inc.		2,393
122		Waterstone Financial, Inc.		1,649
368		WesBanco, Inc.		8,884
84		West BanCorp, Inc.		1,411
150		Westamerica BanCorp		5,675
758		WisdomTree, Inc.		5,154
14		World Acceptance Corporation (a)		1,557
369		WSFS Financial Corporation		12,339
				1,948,853
		Health Care - 15.4%
830		23andMe Holding Company - Class A (a)		1,594
108		2seventy bio, Inc. (a)		1,286
158		4D Molecular Therapeutics, Inc. (a)		2,901
75		Aadi Bioscience, Inc. (a)		600
1,073		AbCellera Biologics, Inc. (a)		7,478
85		Absci Corporation (a)		162
874		ACADIA Pharmaceuticals, Inc. (a)		20,538
296		Accolade, Inc. (a)		3,564
294		Aclaris Therapeutics, Inc. (a)		2,455
1		Acrivon Therapeutics, Inc. (a)		12
415		AdaptHealth Corporation (a)		4,349
509		Adaptive Biotechnologies Corporation (a)		3,543
90		Addus HomeCare Corporation (a)		8,114
118		Adicet Bio, Inc. (a)		647
918		ADMA Biologics, Inc. (a)		3,736
58		Aerovate Therapeutics, Inc. (a)		943
675		Affimed NV (a)		594
1,336		Agenus, Inc. (a)		2,084
138		Agiliti, Inc. (a)		2,259
318		Agios Pharmaceuticals, Inc. (a)		8,039
34		AirSculpt Technologies, Inc.		287
154		Akero Therapeutics, Inc. (a)		6,865
76		Akoya Biosciences, Inc. (a)		428
344		Alector, Inc. (a)		2,559
470		Alignment Healthcare, Inc. (a)		2,759
950		Alkermes plc (a)		27,483
407		Allogene Therapeutics, Inc. (a)		2,137
173		Allovir, Inc. (a)		652
28		Alpha Teknova, Inc. (a)		108
408		Alphatec Holdings, Inc. (a)		6,185
71		Alpine Immune Sciences, Inc. (a)		707
109		ALX Oncology Holdings, Inc. (a)		727
1,093		American Well Corporation - Class A (a)		2,416
1,470		Amicus Therapeutics, Inc. (a)		16,552
266		AMN Healthcare Services, Inc. (a)		25,259
544		Amneal Pharmaceuticals, Inc. (a)		1,273
218		Amphastar Pharmaceuticals, Inc. (a)		9,673
59		Amylyx Pharmaceuticals, Inc. (a)		1,457
23		AN2 Therapeutics, Inc. (a)		129
113		AnaptysBio, Inc. (a)		2,158
397		Anavex Life Sciences Corporation (a)		3,668
218		AngioDynamics, Inc. (a)		2,062
62		ANI Pharmaceuticals, Inc. (a)		2,799
85		Anika Therapeutics, Inc. (a)		2,303
421		Apellis Pharmaceuticals, Inc. (a)		36,142
219		Apollo Medical Holdings, Inc. (a)		6,925
471		Arbutus Biopharma Corporation (a)		1,173
58		Arcellx, Inc. (a)		2,561
124		Arcturus Therapeutics Holdings, Inc. (a)		3,390
259		Arcus Biosciences, Inc. (a)		5,320
154		Arcutis Biotherapeutics, Inc. (a)		1,157
599		Arrowhead Pharmaceuticals, Inc. (a)		20,611
225		Artivion, Inc. (a)		3,371
264		Arvinas, Inc. (a)		5,763
496		Atara Biotherapeutics, Inc. (a)		759
381		Atea Pharmaceuticals, Inc. (a)		1,520
189		Athira Pharma, Inc. (a)		524
392		ATI Physical Therapy, Inc. (a)		69
260		AtriCure, Inc. (a)		11,692
7		Atrion Corporation		3,643
35		Aura Biosciences, Inc. (a)		396
698		Aurinia Pharmaceuticals, Inc. (a)		6,254
276		Avanos Medical, Inc. (a)		6,762
233		Aveanna Healthcare Holdings, Inc. (a)		275
346		Avid Bioservices, Inc. (a)		5,346
217		Avidity Biosciences, Inc. (a)		2,305
248		Axogen, Inc. (a)		2,108
262		Axonics, Inc. (a)		12,678
156		Axsome Therapeutics, Inc. (a)		11,510
20		Babylon Holdings, Ltd./Jersey - Class A (a)		13
299		Beam Therapeutics, Inc. (a)		9,538
1,047		BioCryst Pharmaceuticals, Inc. (a)		8,659
156		Biohaven, Ltd. (a)		2,732
60		BioLife Solutions, Inc. (a)		1,401
1,788		Bionano Genomics, Inc. (a)		1,237
166		Bioventus, Inc. - Class A (a)		449
103		Bioxcel Therapeutics, Inc. (a)		1,848
371		Bluebird Bio, Inc. (a)		1,243
332		Blueprint Medicines Corporation (a)		18,765
638		Bridgebio Pharma, Inc. (a)		8,753
1,071		Brookdale Senior Living, Inc. (a)		3,695
734		Butterfly Network, Inc. (a)		1,791
224		C4 Therapeutics, Inc. (a)		759
704		Cano Health, Inc. (a)		957
264		Cara Therapeutics, Inc. (a)		840
302		CareDx, Inc. (a)		2,410
260		CareMax, Inc. - Class A (a)		684
118		Caribou Biosciences, Inc. (a)		520
203		Cassava Sciences, Inc. (a)		4,610
127		Castle Biosciences, Inc. (a)		3,103
577		Catalyst Pharmaceuticals, Inc. (a)		6,664
272		Celldex Therapeutics, Inc. (a)		8,650
77		Celularity, Inc. (a)		59
71		Century Therapeutics, Inc. (a)		226
225		Cerevel Therapeutics Holdings, Inc. (a)		7,335
984		Cerus Corporation (a)		2,106
421		Chimerix, Inc. (a)		581
226		Chinook Therapeutics, Inc. (a)		5,467
1,842		Clover Health Investments Corporation (a)		1,560
356		Codexis, Inc. (a)		787
221		Cogent Biosciences, Inc. (a)		2,595
367		Coherus Biosciences, Inc. (a)		1,501
204		Collegium Pharmaceutical, Inc. (a)		4,502
722		Community Health Systems, Inc. (a)		2,361
84		Computer Programs and Systems, Inc. (a)		2,004
168		CONMED Corporation		20,378
529		Corcept Therapeutics, Inc. (a)		12,426
50		CorVel Corporation (a)		9,772
261		Crinetics Pharmaceuticals, Inc. (a)		5,698
206		Cross Country Healthcare, Inc. (a)		5,253
234		CryoPort, Inc. (a)		4,308
448		CTI BioPharma Corporation (a)		4,054
71		Cue Health, Inc. (a)		54
144		Cullinan Oncology, Inc. (a)		1,480
102		Cutera, Inc. (a)		1,715
100		Cytek Biosciences, Inc. (a)		781
439		Cytokinetics, Inc. (a)		16,546
70		Day One Biopharmaceuticals, Inc. (a)		931
226		Deciphera Pharmaceuticals, Inc. (a)		3,051
560		Denali Therapeutics, Inc. (a)		16,923
151		Design Therapeutics, Inc. (a)		850
82		DICE Therapeutics, Inc. (a)		2,592
407		DocGo, Inc. (a)		3,643
687		Dynavax Technologies Corporation (a)		7,852
178		Dyne Therapeutics, Inc. (a)		2,319
70		Eagle Pharmaceuticals, Inc./DE (a)		1,453
231		Edgewise Therapeutics, Inc. (a)		2,338
409		Editas Medicine, Inc. (a)		3,755
194		Eiger BioPharmaceuticals, Inc. (a)		217
331		Embecta Corporation		9,159
287		Emergent BioSolutions, Inc. (a)		2,448
112		Enanta Pharmaceuticals, Inc. (a)		2,630
114		Enochian Biosciences, Inc. (a)		102
303		Ensign Group, Inc.		26,848
632		EQRx, Inc. (a)		1,112
142		Erasca, Inc. (a)		385
165		Esperion Therapeutics, Inc. (a)		224
481		Evolent Health, Inc. - Class A (a)		14,016
183		Evolus, Inc. (a)		1,656
126		EyePoint Pharmaceuticals, Inc. (a)		762
452		Fate Therapeutics, Inc. (a)		2,283
509		FibroGen, Inc. (a)		8,780
687		Figs, Inc. - Class A (a)		5,661
113		Foghorn Therapeutics, Inc. (a)		711
165		Fulcrum Therapeutics, Inc. (a)		449
118		Fulgent Genetics, Inc. (a)		4,693
21		GeneDx Holdings Corporation (a)		158
247		Generation Bio Company (a)		865
1,849		Geron Corporation (a)		6,046
264		Glaukos Corporation (a)		15,053
369		Gossamer Bio, Inc. (a)		494
79		GreenLight Biosciences Holdings PBC (a)		23
313		Haemonetics Corporation (a)		26,480
805		Halozyme Therapeutics, Inc. (a)		26,105
131		Harmony Biosciences Holdings, Inc. (a)		4,530
308		Health Catalyst, Inc. (a)		3,468
453		HealthEquity, Inc. (a)		24,824
144		HealthStream, Inc.		3,315
547		Heron Therapeutics, Inc. (a)		624
59		Heska Corporation (a)		7,064
60		HilleVax, Inc. (a)		1,021
592		Hims & Hers Health, Inc. (a)		5,292
88		Humacyte, Inc. (a)		302
82		Icosavax, Inc. (a)		823
185		Ideaya Biosciences, Inc. (a)		4,225
47		IGM Biosciences, Inc. (a)		566
435		ImmunityBio, Inc. (a)		1,196
1,151		ImmunoGen, Inc. (a)		15,700
238		Immunovant, Inc. (a)		5,000
189		Inari Medical, Inc. (a)		11,416
172		Inhibrx, Inc. (a)		4,070
105		Innovage Holding Corporation (a)		707
262		Innoviva, Inc. (a)		3,534
119		Inogen, Inc. (a)		1,253
70		Inotiv, Inc. (a)		426
1,303		Inovio Pharmaceuticals, Inc. (a)		780
687		Insmed, Inc. (a)		13,074
155		Inspire Medical Systems, Inc. (a)		45,335
284		Instil Bio, Inc. (a)		170
193		Integer Holdings Corporation (a)		15,799
354		Intellia Therapeutics, Inc. (a)		13,190
151		Intercept Pharmaceuticals, Inc. (a)		1,592
343		Intra-Cellular Therapies, Inc. (a)		20,366
1,084		Invitae Corporation (a)		1,160
142		Invivyd, Inc. (a)		256
754		Iovance Biotherapeutics, Inc. (a)		6,590
35		iRadimed Corporation		1,646
165		iRhythm Technologies, Inc. (a)		18,855
857		Ironwood Pharmaceuticals, Inc. (a)		9,324
116		iTeos Therapeutics, Inc. (a)		1,888
653		IVERIC bio, Inc. (a)		24,650
84		Janux Therapeutics, Inc. (a)		976
75		Joint Corporation (a)		1,064
128		KalVista Pharmaceuticals, Inc. (a)		1,248
123		Karuna Therapeutics, Inc. (a)		27,865
390		Karyopharm Therapeutics, Inc. (a)		881
86		Keros Therapeutics, Inc. (a)		4,116
206		Kezar Life Sciences, Inc. (a)		573
183		Kiniksa Pharmaceuticals, Ltd. - Class A (a)		2,536
152		Kinnate Biopharma, Inc. (a)		654
191		Kodiak Sciences, Inc. (a)		1,133
219		Kronos Bio, Inc. (a)		366
106		Krystal Biotech, Inc. (a)		12,492
345		Kura Oncology, Inc. (a)		4,595
187		Kymera Therapeutics, Inc. (a)		5,505
368		Lantheus Holdings, Inc. (a)		31,864
108		LeMaitre Vascular, Inc.		6,787
379		Lexicon Pharmaceuticals, Inc. (a)		1,251
245		LifeStance Health Group, Inc. (a)		2,007
84		Ligand Pharmaceuticals, Inc. (a)		5,887
263		Liquidia Corporation (a)		2,136
298		LivaNova plc (a)		13,195
122		Lyell Immunopharma, Inc. (a)		389
340		MacroGenics, Inc. (a)		1,588
70		Madrigal Pharmaceuticals, Inc. (a)		19,489
1,477		MannKind Corporation (a)		6,853
515		MaxCyte, Inc. (a)		2,101
164		Medpace Holdings, Inc. (a)		33,942
136		MeiraGTx Holdings plc (a)		936
298		Merit Medical Systems, Inc. (a)		24,555
393		Mersana Therapeutics, Inc. (a)		2,955
28		Mesa Laboratories, Inc.		3,626
652		MiMedx Group, Inc. (a)		3,821
2		Mineralys Therapeutics, Inc. (a)		29
14		Mirum Pharmaceuticals, Inc. (a)		367
70		ModivCare, Inc. (a)		3,145
72		Monte Rosa Therapeutics, Inc. (a)		531
122		Morphic Holding, Inc. (a)		7,015
2,302		Multiplan Corporation (a)		3,200
449		Myriad Genetics, Inc. (a)		9,905
245		NanoString Technologies, Inc. (a)		1,443
201		Nano-X Imaging, Ltd. (a)		3,576
70		National HealthCare Corporation		4,249
84		National Research Corporation		3,772
239		Nautilus Biotechnology, Inc. (a)		684
936		Nektar Therapeutics (a)		543
624		Neogen Corporation (a)		10,914
624		NeoGenomics, Inc. (a)		10,720
203		Nevro Corporation (a)		5,595
326		NextGen Healthcare, Inc. (a)		5,076
178		NGM Biopharmaceuticals, Inc. (a)		539
70		Nkarta, Inc. (a)		323
164		Nurix Therapeutics, Inc. (a)		1,660
216		Nutex Health, Inc. (a)		94
56		Nuvalent, Inc. - Class A (a)		2,358
298		NuVasive, Inc. (a)		11,372
961		Nuvation Bio, Inc. (a)		1,557
1,017		Ocugen, Inc. (a)		468
393		Ocular Therapeutix, Inc. (a)		2,515
411		OmniAb, Inc. (a)		1,776
245		Omnicell, Inc. (a)		17,988
87		Oncology Institute, Inc. (a)		37
2,274		OPKO Health, Inc. (a)		3,161
94		OptimizeRx Corporation (a)		1,320
922		Option Care Health, Inc. (a)		25,400
435		OraSure Technologies, Inc. (a)		2,188
217		Organogenesis Holdings, Inc. (a)		788
183		Orthofix Medical, Inc. (a)		3,420
84		OrthoPediatrics Corporation (a)		3,629
473		Outlook Therapeutics, Inc. (a)		710
259		Outset Medical, Inc. (a)		5,395
407		Owens & Minor, Inc. (a)		8,266
86		Owlet, Inc. (a)		19
142		P3 Health Partners, Inc. (a)		575
1,084		Pacific Biosciences of California, Inc. (a)		13,419
245		Pacira BioSciences, Inc. (a)		9,317
56		Paragon 28, Inc. (a)		1,007
143		Pardes Biosciences, Inc. (a)		273
501		Patterson Companies, Inc.		13,121
435		Pediatrix Medical Group, Inc. (a)		5,786
136		Pennant Group, Inc. (a)		1,632
40		PepGen, Inc. (a)		599
150		PetIQ, Inc. (a)		1,910
108		Phathom Pharmaceuticals, Inc. (a)		1,270
266		PhenomeX, Inc. (a)		186
122		Phibro Animal Health Corporation - Class A		1,623
354		Phreesia, Inc. (a)		10,627
150		PMV Pharmaceuticals, Inc. (a)		803
366		Point Biopharma Global, Inc. (a)		3,393
189		Praxis Precision Medicines, Inc. (a)		163
529		Precigen, Inc. (a)		630
298		Prestige Consumer Healthcare, Inc. (a)		17,055
64		Prime Medicine, Inc. (a)		878
84		Privia Health Group, Inc. (a)		2,096
42		PROCEPT BioRobotics Corporation (a)		1,405
368		Progyny, Inc. (a)		13,708
150		Prometheus Biosciences, Inc. (a)		29,804
259		Protagonist Therapeutics, Inc. (a)		6,752
203		Prothena Corporation plc (a)		13,485
407		PTC Therapeutics, Inc. (a)		17,082
136		Pulmonx Corporation (a)		1,633
164		Quanterix Corporation (a)		3,216
432		Quantum-Si, Inc. - Class A (a)		652
677		R1 RCM, Inc. (a)		11,001
259		RadNet, Inc. (a)		7,495
42		Rallybio Corporation (a)		301
108		RAPT Therapeutics, Inc. (a)		2,163
259		Reata Pharmaceuticals, Inc. - Class A (a)		23,322
652		Recursion Pharmaceuticals, Inc. - Class A (a)		5,718
217		REGENXBIO, Inc. (a)		3,739
379		Relay Therapeutics, Inc. (a)		4,222
70		Relmada Therapeutics, Inc. (a)		199
164		Replimune Group, Inc. (a)		3,114
368		Revance Therapeutics, Inc. (a)		11,246
340		REVOLUTION Medicines, Inc. (a)		8,476
975		Rigel Pharmaceuticals, Inc. (a)		1,365
231		Rocket Pharmaceuticals, Inc. (a)		4,835
42		RxSight, Inc. (a)		1,024
260		Sage Therapeutics, Inc. (a)		12,870
449		Sana Biotechnology, Inc. (a)		2,703
691		Sangamo Therapeutics, Inc. (a)		774
245		Schrodinger, Inc./United States (a)		8,195
311		Science 37 Holdings, Inc. (a)		80
192		Scilex Holding Company (a)		1,140
203		Seer, Inc. (a)		747
638		Select Medical Holdings Corporation		17,462
2,344		Senseonics Holdings, Inc. (a)		1,501
407		Seres Therapeutics, Inc. (a)		2,015
284		Sharecare, Inc. (a)		423
189		Shockwave Medical, Inc. (a)		51,991
178		SI-BONE, Inc. (a)		4,482
259		SIGA Technologies, Inc.		1,453
56		Sight Sciences, Inc. (a)		537
189		Silk Road Medical, Inc. (a)		5,706
84		Simulations Plus, Inc.		3,712
70		Singular Genomics Systems, Inc. (a)		74
734		SomaLogic, Inc. (a)		2,224
136		SpringWorks Therapeutics, Inc. (a)		3,724
273		STAAR Surgical Company (a)		15,839
108		Stoke Therapeutics, Inc. (a)		1,210
284		Supernus Pharmaceuticals, Inc. (a)		9,412
178		Surgery Partners, Inc. (a)		6,671
70		Surmodics, Inc. (a)		1,283
259		Sutro Biopharma, Inc. (a)		1,163
245		Syndax Pharmaceuticals, Inc. (a)		4,893
108		Tactile Systems Technology, Inc. (a)		2,270
108		Talaris Therapeutics, Inc. (a)		286
241		Tango Therapeutics, Inc. (a)		651
42		Tarsus Pharmaceuticals, Inc. (a)		704
84		Tenaya Therapeutics, Inc. (a)		605
18		Tenon Medical, Inc. (a)		21
733		TG Therapeutics, Inc. (a)		19,520
284		Theravance Biopharma, Inc. (a)		3,175
70		Theseus Pharmaceuticals, Inc. (a)		510
77		Third Harmonic Bio, Inc. (a)		369
136		TransMedics Group, Inc. (a)		9,882
340		Travere Therapeutics, Inc. (a)		6,083
164		Treace Medical Concepts, Inc. (a)		4,362
259		Twist Bioscience Corporation (a)		3,924
70		Tyra Biosciences, Inc. (a)		1,013
28		UFP Technologies, Inc. (a)		4,330
70		US Physical Therapy, Inc.		7,151
14		Utah Medical Products, Inc.		1,309
312		Vanda Pharmaceuticals, Inc. (a)		1,856
217		Varex Imaging Corporation (a)		4,783
652		Vaxart, Inc. (a)		795
217		Vaxcyte, Inc. (a)		10,746
31		VBI Vaccines, Inc. (a)		92
56		Ventyx Biosciences, Inc. (a)		1,930
70		Vera Therapeutics, Inc. (a)		585
368		Veracyte, Inc. (a)		9,524
663		Veradigm, Inc. (a)		7,810
259		Vericel Corporation (a)		8,319
84		Verve Therapeutics, Inc. (a)		1,300
281		Vicarious Surgical, Inc. (a)		590
691		ViewRay, Inc. (a)		381
312		Vir Biotechnology, Inc. (a)		8,321
130		Viridian Therapeutics, Inc. (a)		3,098
1,017		VistaGen Therapeutics, Inc. (a)		145
326		Xencor, Inc. (a)		8,835
645		Xeris Biopharma Holdings, Inc. (a)		1,651
189		Y-mAbs Therapeutics, Inc. (a)		1,537
203		Zentalis Pharmaceuticals, Inc. (a)		5,286
114		Zimvie, Inc. (a)		1,138
118		Zynex, Inc. (a)		1,107
				1,991,497
		Industrials - 16.7%
726		3D Systems Corporation (a)		5,953
248		AAON, Inc.		21,479
194		AAR Corporation (a)		9,721
401		ABM Industries, Inc.		17,707
557		ACCO Brands Corporation		2,696
568		ACV Auctions, Inc. - Class A (a)		9,679
439		Aerojet Rocketdyne Holdings, Inc. (a)		23,918
137		AeroVironment, Inc. (a)		12,797
56		AerSale Corporation (a)		841
343		Air Transport Services Group, Inc. (a)		5,728
60		Alamo Group, Inc.		9,988
173		Albany International Corporation - Class A		14,691
1,734		Alight, Inc. - Class A (a)		14,670
85		Allegiant Travel Company (a)		8,287
71		Allied Motion Technologies, Inc.		2,409
113		Alta Equipment Group, Inc.		1,538
180		Ameresco, Inc. - Class A (a)		7,754
95		American Woodmark Corporation (a)		5,653
1,169		API Group Corporation (a)		26,419
137		Apogee Enterprises, Inc.		5,057
226		Applied Industrial Technologies, Inc.		27,789
151		ArcBest Corporation		12,651
636		Archer Aviation, Inc. - Class A (a)		1,895
290		Arcosa, Inc.		19,041
87		Argan, Inc.		3,519
114		Aris Water Solution, Inc. - Class A		1,048
777		Array Technologies, Inc. (a)		17,226
301		ASGN, Inc. (a)		19,694
137		Astec Industries, Inc.		5,050
747		Astra Space, Inc. (a)		269
150		Astronics Corporation (a)		2,385
276		Atkore, Inc. (a)		32,228
143		AZZ, Inc.		4,992
331		Babcock & Wilcox Enterprises, Inc. (a)		1,589
278		Barnes Group, Inc.		10,939
44		Barrett Business Services, Inc.		3,696
331		Beacon Roofing Supply, Inc. (a)		21,164
249		Berkshire Grey, Inc. (a)		346
32		Bird Global, Inc. - Class A (a)		65
295		Blade Air Mobility, Inc. (a)		953
220		Blink Charging Company (a)		1,481
844		Bloom Energy Corporation - Class A (a)		11,580
98		Blue Bird Corporation (a)		2,485
56		BlueLinx Holdings, Inc. (a)		4,604
226		Boise Cascade Company		16,231
276		Brady Corporation - Class A		13,160
259		BrightView Holdings, Inc. (a)		1,709
289		Brink’s Company		19,226
155		Brookfield Business Corporation - Class A		3,188
35		Cadre Holdings, Inc.		732
130		Caesarstone, Ltd.		603
299		Casella Waste Systems, Inc. - Class A (a)		26,957
292		CBIZ, Inc. (a)		14,723
222		Chart Industries, Inc. (a)		24,360
103		Cimpress plc (a)		4,921
106		CIRCOR International, Inc. (a)		3,072
165		Columbus McKinnon Corporation/NY		6,019
210		Comfort Systems USA, Inc.		31,076
8		CompX International, Inc.		149
155		Concrete Pumping Holdings, Inc. (a)		1,076
966		Conduent, Inc. (a)		2,927
164		Construction Partners, Inc. - Class A (a)		4,538
684		CoreCivic, Inc. (a)		5,896
308		Costamare, Inc.		2,378
71		Covenant Logistics Group, Inc.		2,710
44		CRA International, Inc.		4,077
186		CSG Systems International, Inc.		8,924
88		CSW Industrials, Inc.		12,471
272		Custom Truck One Source, Inc. (a)		1,752
235		Daseke, Inc. (a)		1,410
248		Deluxe Corporation		3,775
1,128		Desktop Metal, Inc. - Class A (a)		2,098
28		Distribution Solutions Group, Inc. (a)		1,261
122		Douglas Dynamics, Inc.		3,448
62		Ducommun, Inc. (a)		2,540
105		DXP Enterprises, Inc./TX (a)		3,357
173		Dycom Industries, Inc. (a)		17,547
50		Eagle Bulk Shipping, Inc.		1,964
316		EMCOR Group, Inc.		52,090
108		Encore Wire Corporation		17,676
247		Energy Recovery, Inc. (a)		5,881
148		Energy Vault Holdings, Inc. (a)		311
395		Enerpac Tool Group Corporation		10,041
252		EnerSys		24,512
142		Eneti, Inc.		1,343
151		Ennis, Inc.		2,925
566		Enovix Corporation (a)		7,511
122		EnPro Industries, Inc.		12,332
155		ESCO Technologies, Inc.		13,950
370		ESS Tech, Inc. (a)		426
190		ExlService Holdings, Inc. (a)		28,679
308		Exponent, Inc.		28,126
57		Fathom Digital Manufacturing Corporation (a)		26
360		Federal Signal Corporation		19,076
319		First Advantage Corporation (a)		4,310
178		Fluence Energy, Inc. (a)		4,414
850		Fluor Corporation (a)		22,576
64		Forrester Research, Inc. (a)		1,837
155		Forward Air Corporation		15,076
72		Franklin Covey Company (a)		2,658
274		Franklin Electric Company, Inc.		24,923
189		Frontier Group Holdings, Inc. (a)		1,555
115		FTC Solar, Inc. (a)		317
2,156		FuelCell Energy, Inc. (a)		4,571
205		GATX Corporation		24,377
187		Genco Shipping & Trading, Ltd.		2,321
708		GEO Group, Inc. (a)		5,282
178		Gibraltar Industries, Inc. (a)		9,309
75		Global Industrial Company		1,866
248		GMS, Inc. (a)		15,706
707		Golden Ocean Group, Ltd.		4,991
136		Gorman-Rupp Company		3,254
1,211		GrafTech International, Ltd.		5,195
266		Granite Construction, Inc.		9,627
385		Great Lakes Dredge & Dock Corporation (a)		2,441
183		Greenbrier Companies, Inc.		4,972
260		Griffon Corporation		8,195
191		H&E Equipment Services, Inc.		6,868
456		Harsco Corporation (a)		3,858
284		Hawaiian Holdings, Inc. (a)		2,275
450		Healthcare Services Group, Inc.		6,080
278		Heartland Express, Inc.		4,337
116		Heidrick & Struggles International, Inc.		2,813
99		Heliogen, Inc. (a)		24
192		Helios Technologies, Inc.		9,494
154		Herc Holdings, Inc.		15,619
91		Heritage-Crystal Clean, Inc. (a)		3,018
435		Hillenbrand, Inc.		20,867
758		Hillman Solutions Corporation (a)		6,140
141		HireRight Holdings Corporation (a)		1,442
260		HNI Corporation		6,630
194		Hub Group, Inc. - Class A (a)		14,271
231		Hudson Technologies, Inc. (a)		2,019
131		Huron Consulting Group, Inc. (a)		10,648
225		Hydrofarm Holdings Group, Inc. (a)		206
700		Hyliion Holdings Corporation (a)		1,148
60		Hyster-Yale Materials Handling, Inc.		2,806
424		Hyzon Motors, Inc. (a)		233
34		IBEX Holdings, Ltd. (a)		696
110		ICF International, Inc.		12,319
49		IES Holdings, Inc. (a)		2,324
217		Insperity, Inc.		24,026
110		Insteel Industries, Inc.		3,292
326		Interface, Inc.		2,259
427		Janus International Group, Inc. (a)		3,770
536		JELD-WEN Holding, Inc. (a)		7,016
1,332		Joby Aviation, Inc. (a)		7,486
184		John Bean Technologies Corporation		19,616
72		Kadant, Inc.		13,660
166		Kaman Corporation		3,449
23		Karat Packaging, Inc.		367
208		Kelly Services, Inc. - Class A		3,636
492		Kennametal, Inc.		12,261
119		Kforce, Inc.		6,853
217		Kimball International, Inc. - Class B		2,669
315		Korn Ferry		14,805
722		Kratos Defense & Security Solutions, Inc. (a)		9,487
546		Legalzoom.com, Inc. (a)		6,110
726		Li-Cycle Holdings Corporation (a)		3,427
10		Lightning eMotors, Inc. (a)		38
56		Lindsay Corporation		6,597
150		Liquidity Services, Inc. (a)		2,270
164		Luxfer Holdings plc		2,355
189		Manitowoc Company, Inc. (a)		2,712
600		Markforged Holding Corporation (a)		534
340		Marten Transport, Ltd.		7,191
142		Masonite International Corporation (a)		12,506
245		Matson, Inc.		16,741
178		Matthews International Corporation - Class A		6,853
354		Maximus, Inc.		28,660
136		McGrath RentCorp		12,078
852		Microvast Holdings, Inc. (a)		1,056
56		Miller Industries, Inc./TN		1,840
407		MillerKnoll, Inc.		5,515
310		Momentus, Inc. (a)		104
150		Montrose Environmental Group, Inc. (a)		5,264
164		Moog, Inc. - Class A		15,942
463		MRC Global, Inc. (a)		4,023
312		Mueller Industries, Inc.		23,169
908		Mueller Water Products, Inc. - Class A		12,440
94		MYR Group, Inc. (a)		11,985
28		National Presto Industries, Inc.		2,087
4		NEXTracker, Inc. - Class A (a)		153
1,316		Nikola Corporation (a)		821
42		NL Industries, Inc.		235
56		Northwest Pipe Company (a)		1,487
633		NOW, Inc. (a)		5,627
94		NuScale Power Corporation (a)		705
70		NV5 Global, Inc. (a)		6,343
14		Omega Flex, Inc.		1,458
711		OPENLANE, Inc. (a)		10,679
28		PAM Transportation Services, Inc. (a)		732
108		Park Aerospace Corporation		1,415
150		Parsons Corporation (a)		6,704
326		PGT Innovations, Inc. (a)		8,108
1,003		Pitney Bowes, Inc.		3,330
801		Planet Labs PBC (a)		3,677
42		Powell Industries, Inc.		2,415
14		Preformed Line Products Company		2,152
298		Primoris Services Corporation		7,986
1,139		Proterra, Inc. (a)		1,219
150		Proto Labs, Inc. (a)		4,614
196		Quad/Graphics, Inc. (a)		641
189		Quanex Building Products Corporation		3,971
231		Radiant Logistics, Inc. (a)		1,444
164		RBC Bearings, Inc. (a)		32,521
51		Red Violet, Inc. (a)		1,006
106		Redwire Corporation (a)		259
866		Resideo Technologies, Inc. (a)		13,882
178		Resources Connection, Inc.		2,720
164		REV Group, Inc.		1,663
1,087		Rocket Lab USA, Inc. (a)		4,978
231		Rush Enterprises, Inc. - Class A		12,074
28		Rush Enterprises, Inc. - Class B		1,629
379		Safe Bulkers, Inc.		1,201
136		Saia, Inc. (a)		38,646
395		Sarcos Technology and Robotics Corporation (a)		154
569		Shoals Technologies Group, Inc. - Class A (a)		13,366
189		Shyft Group, Inc.		4,443
245		Simpson Manufacturing Company, Inc.		28,958
439		Skillsoft Corporation (a)		680
284		SkyWest, Inc. (a)		8,494
122		SP Plus Corporation (a)		4,442
664		Spire Global, Inc. (a)		492
543		Spirit Airlines, Inc.		8,259
259		SPX Technologies, Inc. (a)		19,777
70		Standex International Corporation		9,533
501		Steelcase, Inc. - Class A		3,251
624		Stem, Inc. (a)		3,444
94		Sterling Check Corporation (a)		1,272
150		Sterling Infrastructure, Inc. (a)		6,911
178		Sun Country Airlines Holdings, Inc. (a)		3,346
473		SunPower Corporation (a)		5,014
108		Tennant Company		7,895
379		Terex Corporation		17,574
116		Terran Orbital Corporation (a)		136
259		Textainer Group Holdings, Ltd.		9,187
189		Thermon Group Holdings, Inc. (a)		4,336
273		Titan International, Inc. (a)		2,700
108		Titan Machinery, Inc. (a)		2,727
217		TPI Composites, Inc. (a)		2,313
28		Transcat, Inc. (a)		2,367
231		TriNet Group, Inc. (a)		20,529
435		Trinity Industries, Inc.		9,200
379		Triton International, Ltd.		31,321
354		Triumph Group, Inc. (a)		3,961
203		TrueBlue, Inc. (a)		3,358
94		TTEC Holdings, Inc.		2,982
684		TuSimple Holdings, Inc. - Class A (a)		1,382
231		Tutor Perini Corporation (a)		1,247
340		UFP Industries, Inc.		26,554
84		UniFirst Corporation/MA		14,373
42		Universal Logistics Holdings, Inc.		1,115
677		Upwork, Inc. (a)		5,551
56		V2X, Inc. (a)		2,310
258		Velo3D, Inc. (a)		498
84		Veritiv Corporation		8,870
866		Verra Mobility Corporation (a)		15,268
108		Viad Corporation (a)		2,508
122		Vicor Corporation (a)		6,753
733		View, Inc. (a)		114
1,092		Virgin Galactic Holdings, Inc. (a)		3,778
56		VSE Corporation		2,634
284		Wabash National Corporation		6,660
164		Watts Water Technologies, Inc. - Class A		25,987
354		Werner Enterprises, Inc.		15,548
801		Wheels Up Experience, Inc. (a)		232
56		Willdan Group, Inc. (a)		933
42		Xometry, Inc. - Class A (a)		769
253		Xos, Inc. (a)		106
326		Xylem, Inc.		32,706
691		Zurn Elkay Water Solutions Corporation		15,554
				2,151,278
		Information Technology - 12.0%
666		8x8, Inc. (a)		2,717
94		908 Devices, Inc. (a)		819
340		A10 Networks, Inc.		5,063
682		ACI Worldwide, Inc. (a)		15,556
249		ACM Research, Inc. - Class A (a)		2,517
582		Adeia, Inc.		5,709
280		ADTRAN Holdings, Inc.		2,495
222		Advanced Energy Industries, Inc.		21,789
642		Aeva Technologies, Inc. (a)		770
131		AEye, Inc. (a)		27
118		Agilysys, Inc. (a)		8,772
284		Akoustis Technologies, Inc. (a)		897
273		Alarm.com Holdings, Inc. (a)		13,710
157		Alkami Technology, Inc. (a)		2,355
122		Alpha & Omega Semiconductor, Ltd. (a)		3,378
272		Altair Engineering, Inc. - Class A (a)		19,946
194		Ambarella, Inc. (a)		14,030
183		American Software, Inc./GA - Class A		2,330
592		Amkor Technology, Inc.		14,670
272		Amplitude, Inc. - Class A (a)		2,649
109		Appfolio, Inc. - Class A (a)		15,603
225		Appian Corporation - Class A (a)		9,637
42		Applied Digital Corporation (a)		352
467		Arlo Technologies, Inc. (a)		4,516
30		Arteris, Inc. (a)		209
396		Asana, Inc. - Class A (a)		9,456
117		Atomera, Inc. (a)		1,074
646		AvePoint, Inc. (a)		4,270
61		Aviat Networks, Inc. (a)		1,868
213		Avid Technology, Inc. (a)		5,112
191		Axcelis Technologies, Inc. (a)		30,091
226		AXT, Inc. (a)		771
173		Badger Meter, Inc.		23,852
260		Belden, Inc.		22,747
200		Benchmark Electronics, Inc.		4,722
276		BigCommerce Holdings, Inc. (a)		2,200
281		Blackbaud, Inc. (a)		20,614
319		BlackLine, Inc. (a)		16,610
870		Blend Labs, Inc. - Class A (a)		860
842		Box, Inc. - Class A (a)		23,719
238		Brightcove, Inc. (a)		995
356		C3.ai, Inc. - Class A (a)		14,244
314		Calix, Inc. (a)		14,636
59		Cambium Networks Corporation (a)		925
184		Casa Systems, Inc. (a)		193
37		Cepton, Inc. (a)		17
225		Cerence, Inc. (a)		6,417
130		CEVA, Inc. (a)		3,253
172		Cipher Mining, Inc. (a)		437
217		CISO Global, Inc. (a)		37
207		Cleanspark, Inc. (a)		888
314		Clear Secure, Inc. - Class A		7,759
61		Clearfield, Inc. (a)		2,386
274		Cohu, Inc. (a)		10,505
1,056		CommScope Holding Company, Inc. (a)		4,393
272		CommVault Systems, Inc. (a)		18,956
45		CompoSecure, Inc. (a)		310
152		Comtech Telecommunications Corporation		1,745
92		Consensus Cloud Solutions, Inc. (a)		3,353
166		Corsair Gaming, Inc. (a)		3,274
59		Couchbase, Inc. (a)		1,211
143		Credo Technology Group Holding, Ltd. (a)		1,919
28		CS Disco, Inc. (a)		232
180		CTS Corporation		8,221
425		Cvent Holding Corporation (a)		3,608
224		Cyxtera Technologies, Inc. (a)		36
426		Diebold Nixdorf, Inc. (a)		107
197		Digi International, Inc. (a)		7,082
71		Digimarc Corporation (a)		2,191
502		Digital Turbine, Inc. (a)		4,588
272		DigitalOcean Holdings, Inc. (a)		10,649
248		Diodes, Inc. (a)		22,280
158		Domo, Inc. - Class B (a)		2,125
101		DZS, Inc. (a)		605
1,141		E2open Parent Holdings, Inc. (a)		5,705
266		Eastman Kodak Company (a)		1,333
157		Ebix, Inc.		3,127
624		Edgio, Inc. (a)		321
126		eGain Corporation (a)		914
130		Enfusion, Inc. - Class A (a)		1,035
87		EngageSmart, Inc. (a)		1,651
319		Envestnet, Inc. (a)		16,693
70		ePlus, Inc. (a)		3,457
211		Everbridge, Inc. (a)		5,068
99		EverCommerce, Inc. (a)		1,176
423		Evolv Technologies Holdings, Inc. (a)		2,521
742		Extreme Networks, Inc. (a)		15,284
218		Fabrinet (a)		24,682
106		FARO Technologies, Inc. (a)		1,600
533		Fastly, Inc. - Class A (a)		8,677
129		Focus Universal, Inc. (a)		215
142		ForgeRock, Inc. - Class A (a)		2,858
450		FormFactor, Inc. (a)		14,081
7		Greenidge Generation Holdings, Inc. (a)		16
273		Grid Dynamics Holdings, Inc. (a)		2,621
142		Hackett Group, Inc.		2,753
532		Harmonic, Inc. (a)		9,369
166		Ichor Holdings, Ltd. (a)		5,030
128		Identiv, Inc. (a)		931
94		Impinj, Inc. (a)		9,620
507		indie Semiconductor, Inc. - Class A (a)		4,817
1,089		Infinera Corporation (a)		5,336
189		Information Services Group, Inc.		964
510		Inseego Corporation (a)		546
189		Insight Enterprises, Inc. (a)		25,557
71		Instructure Holdings, Inc. (a)		1,744
59		Intapp, Inc. (a)		2,494
179		InterDigital, Inc.		14,864
594		IonQ, Inc. (a)		6,409
299		IronNet, Inc. (a)		67
272		Itron, Inc. (a)		18,423
46		Kaleyra, Inc. (a)		127
143		Kimball Electronics, Inc. (a)		3,546
520		Knowles Corporation (a)		9,350
358		Kulicke & Soffa Industries, Inc.		18,931
356		Latch, Inc. (a)		356
510		Lightwave Logic, Inc. (a)		3,779
354		LivePerson, Inc. (a)		1,303
354		LiveRamp Holdings, Inc. (a)		8,616
127		LiveVox Holdings, Inc. (a)		351
259		MACOM Technology Solutions Holdings, Inc. (a)		15,496
557		Marathon Digital Holdings, Inc. (a)		5,453
1,051		Matterport, Inc. (a)		3,121
379		MaxLinear, Inc. (a)		11,071
70		MeridianLink, Inc. (a)		1,365
231		Methode Electronics, Inc.		9,945
42		MicroStrategy, Inc. - Class A (a)		12,668
880		MicroVision, Inc. (a)		4,127
668		Mirion Technologies, Inc. (a)		5,284
245		Mitek Systems, Inc. (a)		2,553
189		Model N, Inc. (a)		6,033
663		Momentive Global, Inc. (a)		6,265
353		N-able, Inc. (a)		5,013
164		Napco Security Technologies, Inc.		6,099
164		NETGEAR, Inc. (a)		2,301
379		NetScout Systems, Inc. (a)		11,567
260		NextNav, Inc. (a)		671
245		nLight, Inc. (a)		3,543
189		Novanta, Inc. (a)		31,297
467		Olo, Inc. - Class A (a)		3,213
136		ON24, Inc.		1,087
179		Ondas Holdings, Inc. (a)		155
203		OneSpan, Inc. (a)		3,073
273		Onto Innovation, Inc. (a)		29,307
94		OSI Systems, Inc. (a)		11,187
126		Ouster, Inc. (a)		858
421		PagerDuty, Inc. (a)		11,455
136		PAR Technology Corporation (a)		4,702
64		PC Connection, Inc.		2,878
164		PDF Solutions, Inc. (a)		6,929
164		Perficient, Inc. (a)		12,542
94		PFSweb, Inc.		406
259		Photronics, Inc. (a)		5,499
164		Plexus Corporation (a)		14,872
449		Porch Group, Inc. (a)		633
340		Power Integrations, Inc.		29,375
326		PowerSchool Holdings, Inc. - Class A (a)		6,174
245		Progress Software Corporation		14,700
217		PROS Holdings, Inc. (a)		6,579
298		Q2 Holdings, Inc. (a)		8,678
178		Qualys, Inc. (a)		22,474
312		Rackspace Technology, Inc. (a)		487
582		Rambus, Inc. (a)		37,224
312		Rapid7, Inc. (a)		14,889
379		Ribbon Communications, Inc. (a)		1,054
137		Rigetti Computing, Inc. (a)		129
259		Rimini Street, Inc. (a)		1,191
543		Riot Platforms, Inc. (a)		6,516
108		Rogers Corporation (a)		17,007
368		Sanmina Corporation (a)		19,519
178		Sapiens International Corporation NV		4,422
136		ScanSource, Inc. (a)		3,911
56		SecureWorks Corporation - Class A (a)		452
354		Semtech Corporation (a)		7,696
217		Silicon Laboratories, Inc. (a)		30,524
84		SiTime Corporation (a)		8,330
42		SkyWater Technology, Inc. (a)		431
189		SMART Global Holdings, Inc. (a)		4,268
592		SmartRent, Inc. (a)		2,131
253		SolarWinds Corporation (a)		2,353
42		SoundThinking, Inc. (a)		1,071
245		Sprout Social, Inc. - Class A (a)		10,611
203		SPS Commerce, Inc. (a)		31,627
155		Squarespace, Inc. - Class A (a)		4,555
245		Super Micro Computer, Inc. (a)		54,867
217		Synaptics, Inc. (a)		18,671
231		Telos Corporation (a)		742
515		Tenable Holdings, Inc. (a)		21,110
96		Terawulf, Inc. (a)		144
106		Transphorm, Inc. (a)		417
596		TTM Technologies, Inc. (a)		8,165
56		Tucows, Inc. - Class A (a)		1,742
89		Turtle Beach Corporation (a)		1,013
245		Ultra Clean Holdings, Inc. (a)		8,399
368		Unisys Corporation (a)		1,446
164		Upland Software, Inc. (a)		461
582		Varonis Systems, Inc. (a)		15,295
284		Veeco Instruments, Inc. (a)		6,932
354		Verint Systems, Inc. (a)		12,702
150		Veritone, Inc. (a)		591
72		Viant Technology, Inc. - Class A (a)		331
1,368		Viavi Solutions, Inc. (a)		13,461
758		Vishay Intertechnology, Inc.		19,541
70		Vishay Precision Group, Inc. (a)		2,444
28		Weave Communications, Inc. (a)		219
354		WM Technology, Inc. (a)		361
231		Workiva, Inc. (a)		22,375
634		Xerox Holdings Corporation		8,920
232		Xperi, Inc. (a)		2,745
638		Yext, Inc. (a)		5,863
157		Zeta Global Holdings Corporation - Class A (a)		1,416
624		Zuora, Inc. - Class A (a)		6,733
				1,554,529
		Materials - 4.4%
168		5E Advanced Materials, Inc. (a)		477
159		AdvanSix, Inc.		5,231
106		Alpha Metallurgical Resources, Inc.		14,307
409		Alto Ingredients, Inc. (a)		822
172		American Vanguard Corporation		2,934
1,018		Amyris, Inc. (a)		859
627		Arconic Corporation (a)		18,127
123		Aspen Aerogels, Inc. (a)		808
740		ATI, Inc. (a)		25,588
536		Avient Corporation		19,564
191		Balchem Corporation		23,614
334		Cabot Corporation		22,873
290		Carpenter Technology Corporation		13,227
280		Century Aluminum Company (a)		2,195
45		Chase Corporation		5,292
110		Clearwater Paper Corporation (a)		3,343
1,465		Coeur Mining, Inc. (a)		4,395
735		Commercial Metals Company		31,420
205		Compass Minerals International, Inc.		6,505
723		Constellium SE (a)		10,773
254		Dakota Gold Corporation (a)		841
544		Danimer Scientific, Inc. (a)		1,572
441		Diversey Holdings, Ltd. (a)		3,674
305		Ecovyst, Inc. (a)		3,062
2		Eightco Holdings, Inc. (a)		4
156		FutureFuel Corporation		1,324
260		Glatfelter Corporation		746
156		Greif, Inc. - Class A		9,376
36		Greif, Inc. - Class B		2,518
113		Hawkins, Inc.		5,304
72		Haynes International, Inc.		3,126
306		HB Fuller Company		19,260
3,032		Hecla Mining Company		16,161
917		Hycroft Mining Holding Corporation (a)		308
231		Ingevity Corporation (a)		10,901
150		Innospec, Inc.		13,854
59		Intrepid Potash, Inc. (a)		1,037
88		Ivanhoe Electric, Inc. (a)		1,099
92		Kaiser Aluminum Corporation		5,557
119		Koppers Holdings, Inc.		3,446
131		Kronos Worldwide, Inc.		1,081
947		Livent Corporation (a)		21,829
183		LSB Industries, Inc. (a)		1,702
108		Materion Corporation		10,837
306		Mativ Holdings, Inc.		4,608
189		Minerals Technologies, Inc.		10,510
203		Myers Industries, Inc.		3,796
1,368		Novagold Resources, Inc. (a)		7,045
936		O-I Glass, Inc. (a)		19,393
42		Olympic Steel, Inc.		1,756
539		Origin Materials, Inc. (a)		2,280
340		Orion Engineered Carbons SA		7,885
259		Pactiv Evergreen, Inc.		1,818
681		Perimeter Solutions SA (a)		3,691
94		Piedmont Lithium, Inc. (a)		5,148
178		PolyMet Mining Corporation (a)		244
284		PureCycle Technologies, Inc. (a)		1,957
84		Quaker Chemical Corporation		15,944
131		Ramaco Resources, Inc.		971
217		Ranpak Holdings Corporation (a)		673
326		Rayonier Advanced Materials, Inc. (a)		1,108
94		Ryerson Holding Corporation		3,195
150		Schnitzer Steel Industries, Inc. - Class A		4,127
245		Sensient Technologies Corporation		17,647
122		Stepan Company		11,218
688		Summit Materials, Inc. - Class A (a)		21,761
463		SunCoke Energy, Inc.		3,144
201		Sylvamo Corporation		7,924
259		TimkenSteel Corporation (a)		4,411
150		Tredegar Corporation		1,055
245		TriMas Corporation		6,201
217		Trinseo plc		2,695
638		Tronox Holdings plc		6,788
56		United States Lime & Minerals, Inc.		10,160
136		Valhi, Inc.		1,690
289		Warrior Met Coal, Inc.		9,473
189		Worthington Industries, Inc.		10,609
				561,898
		Real Estate - 5.7%
497		Acadia Realty Trust		6,396
402		Agree Realty Corporation		25,924
421		Alexander & Baldwin, Inc.		7,712
11		Alexander’s, Inc.		1,806
294		American Assets Trust, Inc.		5,601
9		American Realty Investors, Inc. (a)		155
652		Anywhere Real Estate, Inc. (a)		3,958
884		Apartment Investment and Management Company - Class A		7,170
1,221		Apple Hospitality REIT, Inc.		17,740
345		Armada Hoffler Properties, Inc.		3,809
92		Ashford Hospitality Trust, Inc. (a)		382
19		Bluerock Homes Trust, Inc. (a)		304
317		Braemar Hotels & Resorts, Inc.		1,297
1,004		Brandywine Realty Trust		3,915
935		Broadstone Net Lease, Inc.		14,661
59		BRT Apartments Corporation		1,083
572		CareTrust REIT, Inc.		11,097
142		CBL & Associates Properties, Inc.		3,275
82		Centerspace		4,822
274		Chatham Lodging Trust		2,573
247		City Office REIT, Inc.		1,119
71		Clipper Realty, Inc.		388
142		Community Healthcare Trust, Inc.		4,658
1,304		Compass, Inc. - Class A (a)		4,825
652		Corporate Office Properties Trust		14,879
99		CTO Realty Growth, Inc.		1,578
806		Cushman & Wakefield plc (a)		6,392
1,165		DiamondRock Hospitality Company		9,145
708		DigitalBridge Group, Inc.		8,822
1,362		Diversified Healthcare Trust		1,852
698		Doma Holdings, Inc. (a)		208
421		Douglas Elliman, Inc.		1,225
516		Easterly Government Properties, Inc.		7,162
487		Elme Communities		7,359
850		Empire State Realty Trust, Inc. - Class A		5,245
692		Equity Commonwealth		14,151
708		Essential Properties Realty Trust, Inc.		16,942
368		eXp World Holdings, Inc.		5,664
168		Farmland Partners, Inc.		1,907
102		Forestar Group, Inc. (a)		2,074
453		Four Corners Property Trust, Inc.		11,642
579		Franklin Street Properties Corporation		834
42		FRP Holdings, Inc. (a)		2,218
236		Getty Realty Corporation		8,088
218		Gladstone Commercial Corporation		2,548
178		Gladstone Land Corporation		2,814
347		Global Medical REIT, Inc.		3,026
617		Global Net Lease, Inc.		5,935
178		Hersha Hospitality Trust - Class A		1,031
658		Independence Realty Trust, Inc.		11,364
33		Indus Realty Trust, Inc.		2,204
379		Industrial Logistics Properties Trust		686
141		Innovative Industrial Properties, Inc.		9,320
365		InvenTrust Properties Corporation		7,844
687		Kennedy-Wilson Holdings, Inc.		10,599
1,249		Kite Realty Group Trust		24,281
217		LTC Properties, Inc.		6,968
1,611		LXP Industrial Trust		16,658
1,302		Macerich Company		12,551
136		Marcus & Millichap, Inc.		3,992
245		National Health Investors, Inc.		12,767
674		Necessity Retail REIT, Inc.		4,307
231		NETSTREIT Corporation		4,031
842		Newmark Group, Inc. - Class A		4,816
122		NexPoint Residential Trust, Inc.		5,007
336		Offerpad Solutions, Inc. (a)		216
273		Office Properties Income Trust		1,977
84		One Liberty Properties, Inc.		1,681
326		Orion Office REIT, Inc.		1,809
828		Outfront Media, Inc.		11,857
1,056		Paramount Group, Inc.		4,583
733		Pebblebrook Hotel Trust		9,939
108		Phillips Edison & Company, Inc.		3,133
1,303		Physicians Realty Trust		17,799
705		Piedmont Office Realty Trust, Inc. - Class A		4,392
178		Plymouth Industrial REIT, Inc.		3,900
70		Postal Realty Trust, Inc. - Class A		1,028
432		PotlatchDeltic Corporation		20,101
94		RE/MAX Holdings, Inc. - Class A		1,757
582		Redfin Corporation (a)		5,698
677		Retail Opportunity Investments Corporation		8,259
922		RLJ Lodging Trust		9,478
84		RMR Group, Inc. - Class A		1,809
487		RPT Realty		4,539
284		Ryman Hospitality Properties, Inc.		26,050
1,302		Sabra Health Care REIT, Inc.		14,661
196		Safehold, Inc. (a)		5,061
71		Saul Centers, Inc.		2,401
975		Service Properties Trust		8,005
1,042		SITE Centers Corporation		12,421
191		St Joe Company		8,883
1,031		STAG Industrial, Inc.		35,878
57		Star Holdings (a)		884
35		Stratus Properties, Inc.		762
584		Summit Hotel Properties, Inc.		3,825
1,232		Sunstone Hotel Investors, Inc.		12,160
610		Tanger Factory Outlet Centers, Inc.		12,426
108		Tejon Ranch Company (a)		1,825
421		Terreno Realty Corporation		25,820
8		Transcontinental Realty Investors, Inc. (a)		288
245		UMH Properties, Inc.		3,726
1,151		Uniti Group, Inc.		4,282
70		Universal Health Realty Income Trust		3,058
663		Urban Edge Properties		8,838
164		Urstadt Biddle Properties, Inc. - Class A		3,173
487		Veris Residential, Inc. (a)		7,870
259		Whitestone REIT		2,274
652		Xenia Hotels & Resorts, Inc.		7,596
				740,928
		Utilities - 3.2%
308		ALLETE, Inc.		18,348
208		Altus Power, Inc. (a)		988
220		American States Water Company		19,539
47		Artesian Resources Corporation - Class A		2,327
426		Avista Corporation		17,615
379		Black Hills Corporation		23,100
552		Brookfield Infrastructure Corporation - Class A		25,447
308		California Water Service Group		17,528
102		Chesapeake Utilities Corporation		13,025
208		Clearway Energy, Inc. - Class A		5,716
487		Clearway Energy, Inc. - Class C		13,991
76		Global Water Resources, Inc.		888
203		MGE Energy, Inc.		14,567
94		Middlesex Water Company		7,648
324		Montauk Renewables, Inc. (a)		2,249
557		New Jersey Resources Corporation		26,986
164		Northwest Natural Holding Company		7,003
298		NorthWestern Corporation		16,864
298		ONE Gas, Inc.		24,120
259		Ormat Technologies, Inc.		22,040
231		Otter Tail Corporation		17,143
501		PNM Resources, Inc.		23,006
515		Portland General Electric Company		25,096
108		Pure Cycle Corporation (a)		1,050
150		SJW Group		11,480
354		Southwest Gas Holdings, Inc.		20,720
298		Spire, Inc.		19,242
501		Sunnova Energy International, Inc. (a)		8,848
84		Unitil Corporation		4,426
14		Via Renewables, Inc.		147
70		York Water Company		2,969
				414,116
		TOTAL COMMON STOCKS (Cost $14,822,620)		12,279,751

		CONTINGENT VALUE RIGHTS - 0.0% (d)
		Health Care - 0.0% (d)
89		Albireo Pharma, Inc. Contingent Value Right (a)(b)(c)		0
84		CinCor Pharma, Inc. Contingent Value Right (a)(b)(c)		0
186		Jounce Therapeutics, Inc. Contingent Value Right (a)(b)(c)		0
29		OmniAb, Inc. - $12.50 VWAP Vesting Shares (a)(b)(c)		0
29		OmniAb, Inc. - $15.00 Vesting Shares (a)(b)(c)		0
580		Radius Health, Inc. Contingent Value Right (a)(b)(c)		0
				0
		Materials - 0.0% (d)
174		Resolute Forest Products Contingent Value Right (a)(b)(c)		0
		TOTAL CONTINGENT VALUE RIGHTS (Cost $470)		0

Contracts			Notional Amount
		PURCHASED OPTIONS (e) - 0.7%
69		Russell 2000 Index Put, Expiration: 06/16/2023, Exercise Price: $1,690.00	$12,072,585	91,011
		TOTAL PURCHASED OPTIONS (Cost $84,015)		91,011
Shares
		SHORT-TERM INVESTMENTS - 4.9%
		Money Market Funds - 4.9%
637,495		Invesco Government & Agency Portfolio - Institutional Class, 5.04% (f)		637,495
1		Northern Funds U.S. Government Money Market Fund, 4.80% (f)		1
		TOTAL SHORT-TERM INVESTMENTS (Cost $637,496)		637,496

		Total Investments (Cost $15,544,601) - 100.7%		13,008,258
		Liabilities in Excess of Other Assets - (0.7)%		(94,077)
		NET ASSETS - 100.0%		$12,914,181

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
	(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0 which represents 0.00% of net assets.
	(d)	Represents less than 0.05% of net assets.
	(e)	Exchange traded.
	(f)	Rate shown is the annualized seven-day yield as of May 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Written Options
May 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (0.8)%
(69)		Russell 2000 Index Call, Expiration: 06/16/2023, Exercise Price: $1,790.00	$(12,072,585)	$(102,120)
		TOTAL WRITTEN OPTIONS (Premiums Received $265,598)		$(102,120)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Nationwide Russell 2000® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$12,279,644	$107	$-		$12,279,751
Contingent Value Rights	-	-	0	*	0	*
Purchased Options	91,011	-	-		91,011
Short-Term Investments	637,496	-	-		637,496
Total Investments in Securities	$13,008,151	$107	$0	*	$13,008,258

Liabilities^	Level 1	Level 2	Level 3		Total
Written Options	$102,120	$-	$-		$102,120
Total Written Options	$102,120	$-	$-		$102,120

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
* Represents less than $0.50.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.